Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 180,566		¥ 194,345
Less: accumulated depreciation	(103,552)		(119,972)
Property and equipment, net	77,014	$ 11,013	74,373
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	93,898		114,319
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	47,463		42,363
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	7,610		18,225
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,373		15,499
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,969		3,927
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 12,253		¥ 12